Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

	Principal	U.S. TREASURY NOTES - 69.2%	Coupon Rate	Maturity Date	Fair Value
	$ 55,500,000	United States Treasury Note* +	1.2500	1/31/2020	$ 55,482,587
	32,500,000	United States Treasury Note	1.5000	4/15/2020	32,491,748
	14,458,000	United States Treasury Note* +	1.6250	11/30/2020	14,456,023
	58,000,000	United States Treasury Note* +	2.0000	7/31/2020	58,123,477
		TOTAL U.S. TREASURY NOTES (Cost $160,219,942)			160,553,835

		TOTAL INVESTMENTS - 69.2% (Cost $160,219,942)			$ 160,553,835
		OTHER ASSETS AND LIABILITIES - NET - 30.8%			71,455,766
		TOTAL NET ASSETS - 100.0%			$ 232,009,601

*	Pledged as collateral for swap agreement.
+	All or a portion of this investment is a holding of MutualHedge Fund Limited CFC.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

	TOTAL RETURN SWAPS
	Notional Value at December 31, 2019	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation/ (Depreciation)
	266,083,023	MutualHedge Financial CTA Trading Program Total Return Swap	Deutsche Bank	0.50% of the notional value	Total returns of MutualHedge Financial CTA Trading Program Total Return Swap	1/31/2022	$ 11,007,348
	389,364,598	Select CTA Trading Program Total Return Swap+	Deutsche Bank	0.50% of the notional value	Total returns of Select CTA Trading Program Total Return Swap	9/30/2021	8,579,896
	40,841,645	Single CTA Program Total Return Swap+	Morgan Stanley	One month USD Libor plus 0.27% of the notional value	Total returns of Single CTA Program Total Return Swap	3/7/2020	(237,686)
							$ 19,349,558

+	This investment is a holding of MutualHedge Fund Limited CFC.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

	MutualHedge Financial CTA Trading Program Swap Top 50 Holdings ^
	FUTURES CONTRACTS
	Number of Contracts	Description			Counterparty	Expiration Date	Notional Value at December 31, 2019	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Appreciation
	Short Contracts
	1,367	2 Year Euro-Schatz Future			Deutsche Bank	Mar-20	171,637,737	$ 123,081	1.12%
	193	2 Year US Treasury Notes Future			Deutsche Bank	Apr-20	41,654,844	10,272	0.09%
	222	3 Month Euro (EURIBOR)			Deutsche Bank	Mar-20	62,595,055	4,613	0.04%
	255	3 Month Euro (EURIBOR)			Deutsche Bank	Jun-20	71,847,399	15,512	0.14%
	232	3 Month Euro (EURIBOR)			Deutsche Bank	Sep-20	65,311,603	22,792	0.21%
	182	3 Month Euro (EURIBOR)			Deutsche Bank	Dec-20	51,152,250	16,973	0.15%
	138	3 Month Euro (EURIBOR)			Deutsche Bank	Mar-21	38,905,047	17,401	0.16%
	107	3 Month Euro (EURIBOR)			Deutsche Bank	Jun-21	30,191,373	13,374	0.12%
	599	5 Year US Treasury Notes Future			Deutsche Bank	Apr-20	71,026,253	251,582	2.29%
	475	10 Year Australian Treasury Bond Future			Deutsche Bank	Mar-20	47,662,138	915,194	8.31%
	323	10 Year Canadian Govt Bond Future			Deutsche Bank	Mar-20	34,269,054	508,707	4.62%
	460	10 Year US Treasury Notes Future			Deutsche Bank	Mar-20	59,099,459	494,822	4.50%
	184	E-Mini S&P 500			Deutsche Bank	Mar-20	29,638,749	(364,206)	-3.31%
	202	Euro-BOBL Future			Deutsche Bank	Mar-20	30,364,396	103,565	0.94%
	544	Euro-BUND Future			Deutsche Bank	Mar-20	104,349,916	758,371	6.89%
	171	Eurodollar			Deutsche Bank	Mar-20	42,028,895	(6,613)	-0.06%
	240	JPY/USD			Deutsche Bank	Mar-20	27,669,594	15,814	0.14%

	Long Contracts
	169	10 Year Italian Bond Future			Deutsche Bank	Mar-20	27,084,419	$ (110,116)	-1.00%
	291	10 Year US Treasury Notes Future			Deutsche Bank	Mar-20	37,324,719	(333,549)	-3.03%
	186	3 Month Sterling			Deutsche Bank	Dec-20	30,633,640	(3,458)	-0.03%
	1,055	Eurodollar			Deutsche Bank	Dec-20	259,477,855	(15,773)	-0.14%
	186	Long Gilt Future			Deutsche Bank	Mar-20	32,239,123	(367,537)	-3.34%

	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Counterparty	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Appreciation
	To Buy:
	3/18/2020	Deutsche Bank	USD	20,299,773	AUD	29,439,784	29,860,243	$ 420,459	3.82%
	3/18/2020	Deutsche Bank	USD	20,175,025	AUD	29,439,784	29,984,490	544,706	4.95%

	TOTAL RETURN SWAPS ON FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Counterparty	Currency to Deliver/ Receive	Value	In Exchange For	Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Appreciation
	To Buy:
	Mar-20	Deutsche Bank	USD	27,017,924	AUD	39,434,339	38,754,983	$ (679,356)	-6.17%

	OPTIONS ON CURRENCY
	Put/Call	Description			Expiration	Strike Price	Notional Value	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Appreciation
	Purchased:
	Put	JPY/EUR			Feb-20	113.50	32,670,310	$ 27	0.00%
	Put	JPY/USD			Jan-20	108.50	45,434,554	208,775	1.90%
	Put	JPY/USD			Apr-20	100.75	39,709,800	6,141	0.06%
	Put	JPY/USD			Jan-20	98.50	27,866,526	-	0.00%
	Put	USD/EUR			Feb-20	1.13	31,263,455	291,285	2.65%
	Put	USD/GBP			Jan-20	1.12	36,884,133	-	0.00%

	Written:
	Put	JPY/AUD			Jan-20	68.00	29,368,531	-	0.00%
	Put	JPY/AUD			Mar-20	65.75	28,091,639	(2)	0.00%
	Put	JPY/EUR			Jan-20	111.00	62,526,910	-	0.00%
	Put	JPY/EUR			Feb-20	108.50	36,700,577	-	0.00%
	Put	JPY/EUR			Feb-20	108.50	29,700,282	-	0.00%
	Put	JPY/EUR			Feb-20	106.00	38,331,714	-	0.00%
	Put	JPY/EUR			Mar-20	108.00	44,856,261	(3)	0.00%
	Put	JPY/GBP			Jan-20	118.00	44,260,960	-	0.00%
	Put	JPY/USD			Jan-20	98.50	27,866,526	-	0.00%
	Put	JPY/USD			Jan-20	98.00	69,060,522	-	0.00%
	Put	JPY/USD			Feb-20	99.00	55,733,053	-	0.00%
	Put	JPY/USD			Feb-20	101.50	46,888,459	(49)	0.00%
	Put	JPY/USD			Feb-20	96.00	53,309,876	-	0.00%
	Put	JPY/USD			Mar-20	95.00	27,260,732	-	0.00%
	Put	JPY/USD			Mar-20	98.00	39,982,407	(2)	0.00%
	Put	JPY/USD			Mar-20	96.00	31,985,926	-	0.00%
	Put	JPY/USD			Apr-20	98.00	79,419,600	(766)	-0.01%
	Put	JPY/USD			May-20	99.00	90,869,108	(8,936)	-0.08%
	Put	USD/GBP			Jan-20	1.12	36,884,133	-	0.00%

	AUD - Australian Dollar
	EUR - Euro
	GBP- British Pound
	JPY - Japanese Yen
	USD - U.S. Dollar

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

	Select CTA Trading Program Total Return Swap Top 50 Holdings ^
	FUTURES CONTRACTS
	Short Contracts
	Number of Contracts	Description	Counterparty	Expiration Date	Notional Value at December 31, 2019	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Appreciation
	958	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-20	269,822,721	$ 43,996	0.51%
	103	3 Month Euro (EURIBOR)	Deutsche Bank	Jun-20	29,132,660	20,393	0.24%
	1,295	3 Month Sterling	Deutsche Bank	Mar-20	212,680,247	51,151	0.60%
	314	3 Month Sterling	Deutsche Bank	Jun-20	51,599,274	6,540	0.08%
	590	3 Month Sterling	Deutsche Bank	Mar-21	96,975,335	1,031	0.01%
	563	90 Day Bank Accepted Bill Future	Deutsche Bank	Mar-20	96,182,455	105,830	1.23%
	1,054	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-20	180,275,740	320,199	3.73%
	882	Brent Crude Monthly Future	Deutsche Bank	Mar-20	57,369,251	(1,369,301)	-15.96%
	473	Brent Crude Monthly Future	Deutsche Bank	Apr-20	30,508,468	(1,248,894)	-14.56%
	188	Copper Grade A Future	Deutsche Bank	Jan-20	29,029,577	(1,817,476)	-21.18%
	372	EUR/USD	Deutsche Bank	Mar-20	52,439,320	(507,401)	-5.91%
	739	Eurodollar	Deutsche Bank	Sep-20	181,706,077	317,638	3.70%
	1,727	Eurodollar	Deutsche Bank	Mar-21	425,034,767	432,090	5.04%
	431	Eurodollar	Deutsche Bank	Sep-21	105,939,472	128,642	1.50%
	812	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Mar-20	49,384,918	(2,888,258)	-33.66%
	14	Nikkei 225 Future	Deutsche Bank	Mar-20	249,074,879	38,112	0.44%
	534	NY Harbour ULSD Future	Deutsche Bank	Jan-20	45,768,365	(2,059,251)	-24.00%
	842	Soybeans Future	Deutsche Bank	May-20	40,638,861	(1,451,088)	-16.91%
	706	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-20	133,295,975	77,192	0.90%
	1,150	Wheat Future	Deutsche Bank	Mar-20	31,970,410	(1,875,101)	-21.85%

	Long Contracts
	460	2 Year Euro-Schatz Future	Deutsche Bank	Mar-20	57,781,848	$ (37,477)	-0.44%
	235	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-20	66,236,081	(25,034)	-0.29%
	187	3 Month Euro (EURIBOR)	Deutsche Bank	Mar-21	52,678,544	(30,719)	-0.36%
	319	3 Month Euro (EURIBOR)	Deutsche Bank	Sep-21	89,694,170	(70,806)	-0.83%
	252	3 Month Euro (EURIBOR)	Deutsche Bank	Dec-21	70,787,606	(56,794)	-0.66%
	2,574	3 Month Sterling	Deutsche Bank	Dec-20	422,878,834	(50,689)	-0.59%
	380	5 Year US Treasury Notes Future	Deutsche Bank	Mar-20	45,021,827	15,092	0.18%
	64	10 Year Japanese Government Bond Future	Deutsche Bank	Mar-20	90,104,569	26,720	0.31%
	519	10 Year US Treasury Notes Future	Deutsche Bank	Mar-20	66,630,237	(179,597)	-2.09%
	275	90 Day Bank Accepted Bill Future	Deutsche Bank	Jun-20	46,980,402	(36,585)	-0.43%
	1,618	90 Day Bank Accepted Bill Future	Deutsche Bank	Dec-20	276,617,773	(478,504)	-5.58%
	326	90 Day Bank Accepted Bill Future	Deutsche Bank	Mar-21	55,699,514	(92,627)	-1.08%
	320	90 Day Bank Accepted Bill Future	Deutsche Bank	Jun-21	54,737,867	(130,045)	-1.52%
	1,214	Brent Crude Monthly Future	Deutsche Bank	Feb-20	79,711,567	1,960,622	22.85%
	188	Copper Grade A Future	Deutsche Bank	Jan-20	29,029,577	1,809,388	21.09%
	215	E-Mini S&P 500	Deutsche Bank	Mar-20	34,594,747	571,661	6.66%
	302	Euro-BUND Future	Deutsche Bank	Mar-20	57,798,625	(418,346)	-4.88%
	682	Eurodollar	Deutsche Bank	Jun-20	167,709,106	(127,129)	-1.48%
	1,897	Eurodollar	Deutsche Bank	Dec-20	466,651,301	(417,139)	-4.86%
	254	Eurodollar	Deutsche Bank	Mar-21	62,437,831	(9,552)	-0.11%
	805	Eurodollar	Deutsche Bank	Dec-21	197,933,122	(257,117)	-3.00%
	188	Gold	Deutsche Bank	Feb-20	28,653,270	624,383	7.28%
	818	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Jan-20	50,237,252	998,527	11.64%
	488	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	May-20	29,214,405	927,842	10.81%
	187	Long Gilt Future	Deutsche Bank	Mar-20	32,541,565	(136,830)	-1.59%
	36	Nikkei 225 Future	Deutsche Bank	Mar-20	408,535,535	20,507	0.24%
	943	Soybeans Future	Deutsche Bank	Mar-20	44,875,029	1,212,680	14.13%
	756	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-20	142,835,680	(88,347)	-1.03%
	375	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-20	70,836,239	(123,413)	-1.44%
	149	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-20	28,164,777	(40,743)	-0.47%

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

Equinox MutualHedge Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

	Single CTA Program Total Return Swap Top 50 Holdings^
	FUTURES CONTRACTS
	Short Contracts
	Number of Contracts	Descripton	Counterparty	Expiration Date	Notional Value at December 31, 2019	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap's Unrealized Depreciation
	6	90-Day Bank Bill Future	Morgan Stanley	Mar-20	4,172,134	$ 345	-0.14%
	2	90-Day Bank Bill Future	Morgan Stanley	Jun-20	1,391,273	(34)	0.01%
	10	90-Day Euro$ Future	Morgan Stanley	Sep-20	2,459,125	238	-0.10%
	35	AUD/USD	Morgan Stanley	Mar-20	2,463,300	(47,160)	19.84%
	52	E-Mini Russell 2000	Morgan Stanley	Mar-20	4,343,560	(38,788)	16.32%
	177	Euro FX Future	Morgan Stanley	Mar-20	24,961,425	(254,800)	107.20%
	59	Euro-Schatz Future	Morgan Stanley	Mar-20	7,405,906	4,167	-1.75%
	3	Japan 10 Year Bond Future	Morgan Stanley	Mar-20	4,201,463	276	-0.12%
	15	Japanese Yen Future	Morgan Stanley	Mar-20	1,733,531	956	-0.40%
	2	New Zealand 3 Month Bill Future	Morgan Stanley	Mar-20	1,330,288	43	-0.02%
	14	Swiss Franc Future	Morgan Stanley	Mar-20	1,820,000	(29,750)	12.52%
	52	U.S. 2 Year Note (CBT)	Morgan Stanley	Mar-20	11,206,000	5,344	-2.25%
	58	U.S. 5 Year Note (CBT)	Morgan Stanley	Mar-20	6,879,344	17,351	-7.30%

	Long Contracts
	7	3 Month Euro (EURIBOR) Future	Morgan Stanley	Dec-20	1,970,140	$ (3,505)	1.47%
	12	3 Month Euro (EURIBOR) Future	Morgan Stanley	Mar-21	3,376,878	(7,431)	3.13%
	15	3 Month Euro (EURIBOR) Future	Morgan Stanley	Jun-21	4,220,256	(9,675)	4.07%
	17	3 Month Euro (EURIBOR) Future	Morgan Stanley	Sep-21	4,781,765	(10,222)	4.30%
	16	3 Month Euro (EURIBOR) Future	Morgan Stanley	Dec-21	4,499,139	(10,909)	4.59%
	16	3 Month Euro (EURIBOR) Future	Morgan Stanley	Mar-22	4,497,568	(8,988)	3.78%
	14	3 Month Euro (EURIBOR) Future	Morgan Stanley	Jun-22	3,933,998	(11,540)	4.85%
	12	3 Month Euro (EURIBOR) Future	Morgan Stanley	Sep-22	3,370,652	(12,549)	5.28%
	6	3 Month Euro (EURIBOR) Future	Morgan Stanley	Dec-22	1,684,737	(2,229)	0.94%
	2	90-Day Bank Bill Future	Morgan Stanley	Sep-20	1,391,834	(224)	0.09%
	5	90-Day Bank Bill Future	Morgan Stanley	Dec-20	3,477,831	(1,379)	0.58%
	7	90-Day Euro$ Future	Morgan Stanley	Dec-20	1,721,650	(3,663)	1.54%
	7	90-Day Euro$ Future	Morgan Stanley	Mar-21	1,722,700	(1,863)	0.78%
	13	90-Day Euro$ Future	Morgan Stanley	Jun-21	3,199,300	(1,888)	0.79%
	16	90-Day Euro$ Future	Morgan Stanley	Sep-21	3,937,400	(2,563)	1.08%
	17	90-Day Euro$ Future	Morgan Stanley	Dec-21	4,181,788	(3,313)	1.39%
	12	90-Day Euro$ Future	Morgan Stanley	Mar-22	2,951,550	(3,588)	1.51%
	11	90-Day Euro$ Future	Morgan Stanley	Jun-22	2,704,763	(7,725)	3.25%
	10	90-Day Euro$ Future	Morgan Stanley	Sep-22	2,458,250	(9,575)	4.03%
	9	90-Day Sterling Future	Morgan Stanley	Jun-21	1,479,446	(3,336)	1.40%
	9	90-Day Sterling Future	Morgan Stanley	Sep-21	1,479,148	(3,858)	1.62%
	9	90-Day Sterling Future	Morgan Stanley	Dec-21	1,478,701	(3,734)	1.57%
	21	Australian 3 Year Bond Future	Morgan Stanley	Mar-20	1,459,879	(11,192)	4.71%
	18	Australian 10 Year Bond Future	Morgan Stanley	Mar-20	1,245,389	(33,980)	14.30%
	19	Brent Crude Oil Future	Morgan Stanley	Mar-20	1,254,000	44,000	-18.51%
	73	British Pound Future	Morgan Stanley	Mar-20	6,064,475	31,413	-13.22%
	47	Canadian Dollar Future	Morgan Stanley	Mar-20	3,622,995	56,315	-23.69%
	9	Euro-BUND Future	Morgan Stanley	Mar-20	1,721,148	(15,883)	6.68%
	8	Euro-OAT Future	Morgan Stanley	Mar-20	1,460,633	(11,935)	5.02%
	50	Euro STOXX 50 Future	Morgan Stanley	Mar-20	2,091,410	(1,817)	0.76%
	42	Gold Future	Morgan Stanley	Feb-20	6,397,020	201,520	-84.78%
	8	NASDAQ 100 E-Mini Future	Morgan Stanley	Mar-20	1,400,360	23,468	-9.87%
	58	S&P 500 E-Mini Future	Morgan Stanley	Mar-20	9,369,900	117,450	-49.41%
	40	Silver Future	Morgan Stanley	Mar-20	3,584,200	116,535	-49.03%
	42	U.S. 10 Year Note Future	Morgan Stanley	Mar-20	5,393,719	(44,617)	18.77%
	24	U.S. Long Bond Future	Morgan Stanley	Mar-20	3,741,750	(74,500)	31.34%
	15	U.S. Ultra Bond Future	Morgan Stanley	Mar-20	2,724,844	(85,656)	36.04%

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket. The Fund indirectly holds 71.7% of the positions listed above.

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update (“ASU”) 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation.  Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Treasury Notes	$ -	$ 160,553,835	$ -	$ 160,553,835
Swap Contracts	-	19,349,558	-	19,349,558
Total	$ -	$ 179,903,393	$ -	$ 179,903,393

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include MutualHedge Fund Limited (“MFL-CFC”), a wholly owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with EMFSF's investment objectives and policies.

A summary of the Fund's investments in the CFC is as follows:

	Inception Date of MFL-CFC	MFL-CFC Net Assets at December 31, 2019	% Of Total Net Assets at December 31, 2019
MFL-CFC	1/12/2010	$ 51,568,358	22.23%

For tax purposes, MFL-CFC is an exempted Cayman investment company. MFL-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MFL-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, MFL-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty.  Realized gains and losses from the decrease in notional value of the swap are recognized on the trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

The Fund and MFL-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of December 31, 2019, the total notional value of the total return swaps with Deutsche Bank was $655,447,621. As of December 31, 2019, the notional value of the total return swaps with Morgan Stanley was $40,841,645. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. In order to maintain prudent risk exposure to the counterparty, the advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the advisor may determine. If the advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

The notional value of the derivative instruments outstanding as of December 31, 2019 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at December 31, 2019, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Equinox MutualHedge Futures Strategy Fund	$ 160,219,942	$ 19,921,137	$ (237,686)	$ 19,683,451